S000052179 [Member] Expense Example, No Redemption - Western Asset SMASh Series TF Fund - Western Asset SMASh Series TF Fund	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 4
Expense Example, No Redemption, 3 Years	48
Expense Example, No Redemption, 5 Years	97
Expense Example, No Redemption, 10 Years	$ 239